Fair Value Measurements and Disclosures - Summary of Inputs and Assumptions (Contingent Liabilities) (Details) - Curate	Dec. 31, 2022 yr
Risk Premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12
Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.65
Revenue Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	25
Expected Life (Years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.2